American Fidelity  Assurance Company and American Fidelity Separate Account
B (File no. 811-08187) hereby incorporate by reference the annual reports for the underlying funds named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

     Filer/Entity:         Merrill Lynch Variable Series Funds, Inc.
                            Fund/Portfolio Name: Basic Value V.I. Fund
                            Fund/Portfolio Name: Value Opportunities V.I. Fund
     File #:               811-03290
     CIK #:                0000355916
     Accession #:          0000950123-05-002342
     Date of Filing:       2/28/05

     Filer/Entity:         The Dreyfus Socially Responsible
                           Growth Fund, Inc.
     File #:               811-07044
     CIK #:                0000890064
     Accession #:          0000890064-05-000002
     Date of Filing:       2/23/05

     Filer/Entity:         Dreyfus Variable Investment Fund
                            Fund/Portfolio Name: Small Company Stock
                                   Portfolio
                            Fund/Portfolio Name:  Growth and Income
                                   Portfolio
                            Fund/Portfolio Name:  International Value
                                   Portfolio
     File #:               811-05125
     CIK #:                0000813383
     Accession #:          0000813383-05-000004
     Date of Filing:       2/23/05

     Filer/Entity:         Dreyfus Stock Index Fund, Inc.
     File #:               811-05719
     CIK #:                0000846800
     Accession #:          0000846800-05-000002
     Date of Filing:       2/23/05

     Filer/Entity:         Dreyfus Investment Portfolios
                            Fund/Portfolio Name: Technology Growth
                                   Portfolio
     File #:               811-08673
     CIK #:                0001056707
     Accession #:          0001056707-05-000004
     Date of Filing:       2/24/05

     Filer/Entity:         Neuberger Berman Advisers Management Trust
                            Fund/Portfolio Name: AMT Growth Portfolio
     File #:               811-04255
     CIK #:                0000736913
     Accession #:          0000894579-05-000070
     Date of Filing:       2/25/05

     Filer/Entity:         Neuberger Berman Advisers Management Trust
                            Fund/Portfolio Name: AMT Balanced Portfolio
     File #:               811-04255
     CIK #:                0000736913
     Accession #:          0000894579-05-000070
     Date of Filing:       2/25/05

     Filer/Entity:         American Century Variable Portfolios, Inc.
                            Fund/Portfolio Name: VP Balanced Fund
                            Fund/Portfolio Name: VP Capital Appreciation
                                   Fund
                            Fund/Portfolio Name: VP Income & Growth Fund
                            Fund/Portfolio Name: VP Ultra Fund
                            Fund/Portfolio Name: VP International Fund
     File #:               811-05188
     CIK #:                0000814680
     Accession #:          0000814680-05-000005
     Date of Filing:       2/25/05

     Filer/Entity:         Federated Insurance Series
                            Fund/Portfolio Name: Federated Fund for U.S.
                                   Government Securities II
                            Fund/Portfolio Name: Federated Capital
                                   Appreciation Fund II
     File #:               811-08042
     CIK #:                0000912577
     Accession #:          0001318148-05-00027
     Date of Filing:       2/24/05

     Filer/Entity:         American Fidelity Dual Strategy Fund, Inc.
     File #:               811-08873
     CIK #:                0001061130
     Accession #:          0000909334-05-000047
     Date of Filing:       3/7/05

     These annual reports are for the period ended December 31, 2004 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

     Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.